Acquisitions	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisitions
Goodwill arising from acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the businesses, providing the opportunity to expand the Company’s products into new markets, as well as other intangibles that do not qualify for separate recognition. These synergies include the elimination of redundant facilities and functions and the use of the Company’s existing commercial infrastructure to expand sales. None of the resultant goodwill from the following acquisitions are expected to be deductible for income tax purposes.
2023 Acquisitions
Deseret Wellness, LLC
On April 6, 2023 the Company completed the acquisition of Deseret Wellness (“Deseret”), the largest cannabis retail operator in Utah, with consideration consisting of cash and stock. The Deseret acquisition includes three retail dispensaries located in the cities of Park City, Provo and Payson. The Deseret acquisition immediately strengthened the Company’s retail footprint in Utah, providing the state's medical patients with a wide variety of quality products including cannabis flower, vape cartridges, edibles and concentrates. The Deseret acquisition was accounted for as a business combination.
The following table presents the fair value of the assets acquired and liabilities assumed in the acquisition of Deseret as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$1,360
Prepaid expenses and other current assets	137
Inventories, net	807
Property, plant and equipment, net	1,692
Right-of-use assets	406
Other assets	57
Licenses	10,620
Trade name	890
Non-compete agreements	230
Goodwill	7,002
Deferred tax liabilities	(3,339)
Liabilities assumed	(5,242)
Net assets acquired	$14,620

Consideration paid in cash	$2,067
Deferred consideration classified as a liability	12,553
Total consideration	$14,620

Cash outflow, net of cash acquired	$707
The fair value of the consideration, paid through the issuance of SVS, was based on a third-party valuation that took into account transfer restrictions and the time value of money. The Company incurred and expensed $0.3 million of transaction costs related to the acquisition of Deseret. Subsequent to the acquisition date, the Company recorded a measurement period adjustment to the purchase price allocation to remove the impact of inventory purchased by Deseret from Tryke (as defined herein) prior to being acquired by the Company. The measurement period adjustment reduced inventory and increased goodwill in the amount of $0.2 million. The acquisition remains subject to post-closing adjustments, and the Company is in the process of finalizing purchase price accounting.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2023. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2023, or of the future consolidated operating results. For the Deseret acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2023, was $13.7 million and $0.6 million, respectively.
Revenue and net income from the acquired Deseret dispensaries included in the Consolidated Statement of Operations for the year ended December 31, 2023, was $9.9 million and $0.6 million, respectively.
Clever Leaves’ Asset Acquisition
On July 5, 2023, Terra Verde LDA, a subsidiary of Curaleaf International Holdings Limited (“Curaleaf International”), acquired the assets, including all equipment and lease rights, of Clever Leaves’ EU-GMP certified cannabis processing and warehousing facility in Setubal, Portugal, for cash consideration, inclusive of direct transaction costs, of $2.7 million. The Clever Leaves acquisition strategically positioned the Company to begin expanding its cultivation capacity at Terra Verde to meet the expected growth across Europe, especially within the Company’s core markets: UK and Germany.
2022 Acquisitions
Bloom Dispensaries
On January 18, 2022, the Company completed the acquisition of Bloom Dispensaries (“Bloom”), a vertically integrated, single state cannabis operator in Arizona. The Bloom acquisition included four retail dispensaries located in the cities of
Phoenix, Tucson, Peoria and Sedona as well as two adjacent cultivation and processing facilities totaling approximately 63,500 square feet of space located in north Phoenix. The Bloom acquisition strengthened the Company’s production and retail sales capabilities in the Arizona market.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$18,821
Accounts receivable, net	804
Prepaid expenses and other current assets	381
Inventories, net	3,694
Property, plant and equipment, net	5,225
Right-of-use assets	14,265
Other assets	122
Licenses	174,770
Trade name	2,230
Non-compete agreements	1,260
Goodwill	60,680
Deferred tax liabilities	(42,713)
Liabilities assumed	(25,315)
Net assets acquired	$214,224

Consideration paid in cash, net of working capital adjustments	$68,791
Note payable	145,433
Total consideration	$214,224

Cash outflow, net of cash acquired	$49,970
The Company incurred and expensed transaction costs of approximately $0.4 million related to the acquisition of Bloom.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Bloom acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Bloom acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2022, was $46.7 million and $31.2 million, respectively.
Revenue and net loss from the acquired Bloom dispensaries included in the Consolidated Statement of Operations for the year ended December 31, 2022, was $43.1 million and $31.8 million, respectively.
Sapphire Medical Clinics Limited
On January 31, 2022, Curaleaf International Limited, a subsidiary of Curaleaf International, completed the acquisition of 100% of the equity interests of Sapphire Medical Clinics Limited (“Sapphire Medical”), a Care Quality Commission (CQC) registered private medical cannabis clinic providing telemedicine and face to face consultations to patients in the U.K. The acquisition of Sapphire Medical expanded the Company’s vertical integration of its business within the U.K.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$45
Accounts receivable, net	139
Prepaid expenses and other current assets	36
Other assets	40
Licenses	17,181
Deferred tax liabilities	(3,264)
Liabilities assumed	(5,417)
Net assets acquired	$8,760

Consideration paid in cash	$6,689
Contingent consideration payable	2,071
Total consideration	$8,760

Cash outflow, net of cash acquired	$6,644
The contingent consideration payable is related to an incremental earnout that may be paid in 2023 based on the Sapphire Medical business exceeding certain revenue, script and active patient count milestones during 2022. As disclosed in the ‘Contingent Consideration’ section of this Note, in 2023, the Company settled the contingent consideration payable in full with a $4.1 million earnout payment to Sapphire.
The Company incurred and capitalized transaction costs of approximately $0.1 million related to the acquisition of Sapphire Medical.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Sapphire Medical acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Sapphire Medical acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2022, was $2.0 million and $1.6 million, respectively.
Revenue and net income from Sapphire Medical included in the Consolidated Statement of Operations for the year ended December 31, 2022, was $1.9 million and $0.4 million, respectively.
NRPC Management, LLC
On May 12, 2022, the Company completed the acquisition of NRPC Management, LLC (“NRPC Management”). Natural Remedy Patient Center, LLC (“NRPC”), a dispensary in Safford, Arizona, operates pursuant to a management services agreement with NRPC Management. NRPC was granted a Medical Marijuana Dispensary Registration Certificate and a Marijuana Establishment License allowing NRPC to lawfully engage in medical and recreational marijuana operations and sales in Arizona. The acquisition of NRPC Management provided the Company with the opportunity to continue expanding its domestic operations. The Company subsequently relocated the NRPC license to a new dispensary in Scottsdale, Arizona.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Accounts receivable, net	$2
Inventories, net	185
Licenses	21,448
Deferred tax liabilities	(5,555)
Liabilities assumed	(3,318)
Net assets acquired	$12,762

Consideration paid in cash, net of working capital adjustments	$9,927
Equity consideration	835
Deferred consideration classified as a liability	2,000
Total consideration	$12,762

Cash outflow	$9,927
The fair value of the consideration paid through the issuance of SVS was based on a third-party valuation that takes into account transfer restrictions and the time value of money. The SVS are subject to a lock-up agreement restricting trading of the SVS received, with a release of the SVS from such restrictions at the second anniversary of the closing date. Deferred consideration is related to the settlement of pending litigation. The Company incurred immaterial transaction costs related to the acquisition of NRPC Management.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the NRPC Management acquisition, total unaudited pro forma revenue and net income for the year ended December 31, 2022, was $3.0 million and $0.8 million, respectively.
For the year ended December 31, 2022, revenue from the acquired NRPC dispensary included in the Consolidated Statement of Operations was $1.2 million and net income was immaterial.
Broad Horizon Holdings, LLC
During the third quarter of 2022, the Company entered into an agreement with Broad Horizons Holdings, LLC (“BHH”) as part of a series of transactions, in which the Company agreed to delay the exercise of a call option. In accordance with ASC 810, Consolidation (“ASC 810”), the Company determined that this transaction resulted in a change in control, resulting in the Company’s ability to direct the relevant activities of BHH and exposure to the variable returns from its activities. The Company assumed the net assets of and began consolidating BHH as of July 1, 2022.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date:

Cash	$5,498
Accounts receivable, net	176
Prepaid expenses and other current assets	176
Inventories, net	2,605
Property, plant and equipment, net	2,105
Right-of-use assets	1,420
Other assets	114
Liabilities assumed	(9,712)
Gain on change in control	$2,382
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the BHH transaction, total unaudited pro forma revenue and net income for the year ended December 31, 2022, was $23.5 million and $2.8 million, respectively.
Revenue and net income from BHH included in the Consolidated Statement of Operations for the year ended December 31, 2022, was $10.6 million and $2.4 million, respectively.
Pueblo West Organics
On September 1, 2022, the Company completed the acquisition of Pueblo West Organics, LLC (“PWO”), a licensed cannabis processor in Pueblo, CO. PWO operates (i) a 75,960 square foot indoor licensed marijuana cultivation facility and processing facility; (ii) a 12,000 square foot licensed marijuana dispensary and cultivation facility; and (iii) a 2.1-acre licensed outdoor cultivation facility. The Company began actively marketing certain real estate assets associated with the transaction immediately upon acquisition, see Note 5 — Assets and liabilities held for sale for further details. The acquisition of PWO provided Curaleaf with additional capacity to achieve further vertical integration in Colorado.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$58
Accounts receivable, net	9
Prepaid expenses and other current assets	56
Inventories, net	379
Property, plant and equipment, net	358
Right-of-use assets	1,611
Licenses	5,803
Deferred tax liabilities	(348)
Liabilities assumed	(1,892)
Net assets acquired	$6,034

Consideration paid in cash, net of working capital adjustments	$6,034

Cash outflow, net of cash acquired	$5,976
The Company incurred and capitalized $0.1 million transaction costs related to the acquisition of PWO.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022 or of the future consolidated operating results. For the PWO acquisition, total unaudited pro forma for revenue and net loss for the year ended December 31, 2022 was $1.4 million and $9.7 million, respectively.
Revenue and net loss from PWO included in the Consolidated Statement of Operations for the year ended December 31, 2022 was $0.1 million and $8.5 million, respectively.
Four20 Pharma GmbH
On September 16, 2022, Curaleaf International completed the acquisition of 55% of the outstanding equity interests of Four20 Pharma GmbH (“Four20”), a leading German distributor and manufacturer of medical cannabis. In connection with the transaction, the selling shareholders and Curaleaf International have entered into a put/call option which permits either party to trigger the roll-up of the remaining equity of Four20 two years after the launch of adult use cannabis sales in Germany but no later than the end of 2025, if adult use launch has not occurred by such date.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$7
Accounts receivable, net	964
Prepaid expenses and other current assets	311
Inventories, net	1,004
Property, plant and equipment, net	768
Right-of-use assets	437
Other assets	55
Licenses	24,790
Trade name	4,133
Goodwill	13,064
Deferred tax liabilities	(9,484)
Liabilities assumed	(3,753)
Net assets acquired	$32,296

Consideration paid in cash	$9,899
Equity consideration	3,458
Contingent consideration payable	4,406
Non-controlling interest	14,533
Total consideration	$32,296

Cash outflow, net of cash acquired	$9,892
The contingent consideration relates to true-up shares to be issued dependent upon the trading price of the SVS at the first and second anniversaries of the closing date. The NCI in Four20 relates to the 45% ownership held by the selling shareholders. The fair value of the consideration paid through the issuance of SVS was based on a third-party valuation that takes into account transfer restrictions and the time value of money. The SVS are subject to a lock-up agreement with each recipient restricting trading of the SVS received, with a release of 50% of SVS from such restrictions at each of the first and second anniversaries of the closing date. In 2023, the Company issued SVS valued at $3.4 million in satisfaction of the contingent consideration due to Four20 upon the first anniversary of the closing date.
Subsequent to the acquisition date, the Company recorded a measurement period adjustment to the purchase price allocation which reduced accounts receivable and increased good will in the amount of $0.1 million.
The Company incurred and expensed $1.1 million of transaction costs related to the acquisition of Four20.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022 or of the future consolidated operating results. For the Four20 acquisition, total unaudited pro forma for revenue and net loss for the year ended December 31, 2022 was $10.5 million and $0.6 million, respectively.
Revenue and net loss from Four20 included in the Consolidated Statement of Operations for the year ended December 31, 2022, was $4.4 million and $0.4 million, respectively.
Tryke Companies
On October 4, 2022, the Company completed the acquisition of Tryke Companies (dba Reef Dispensaries) (“Tryke”), a privately held, vertically integrated, multi-state cannabis operator. Upon closing of the acquisition, the Company owned and began operating six highly trafficked dispensaries under the Reef brand, with two retail stores in Arizona and four in
Nevada, including the Phoenix metropolitan area, Las Vegas strip and North Las Vegas. Tryke currently offers a wide variety of in-house and third-party flower, concentrates, vape cartridges, edibles, topicals and CBD products at a range of price points. Tryke’s product portfolio, comprised of a wide variety of in-house and third-party flower, concentrates, vape cartridges, edibles, topicals and CBD, was highly complementary to the Company’s existing portfolio. The Tryke acquisition well-positioned the Company to expand its operations in Arizona, Nevada and Utah and offer consumers and retailers an even broader selection of premium cannabis products.
The following table presents the fair value of the assets acquired and liabilities assumed as of the acquisition date and an allocation of the consideration to net assets acquired:

Cash	$5,428
Accounts receivable, net	958
Prepaid expenses and other current assets	988
Inventories, net	24,030
Property, plant and equipment, net	21,538
Right-of-use assets	47,957
Other assets	4,264
Licenses	73,330
Trade name	3,270
Non-compete agreements	1,750
Goodwill	38,155
Deferred tax liabilities	(2,831)
Liabilities assumed	(57,679)
Net assets acquired	$161,158

Cash consideration, net of working capital adjustments	$24,248
Equity consideration	11,666
Deferred consideration classified as a liability	56,730
Deferred consideration classified as equity	59,289
Contingent consideration payable	9,225
Total consideration	$161,158

Cash outflow, net of cash acquired	$18,820
A portion of the fair value of deferred consideration was based on a third-party valuation that takes into account the time value of money and consisted of (1) cash paid on the first anniversary of closing and (2) SVS issued to the sellers of Tryke on the first, second and third anniversary of closing. The cash components are recognized as Deferred consideration liability, while the equity components are recognized within Additional paid-in capital on the Consolidated Balance Sheets. In addition, the Company recognized a cash hold-back payable of $2.4 million, related to pending litigation, as Deferred consideration liability on the Consolidated Balance Sheets. The carrying value of the cash hold-back payable was assumed to be at fair value due to its short-term nature. In 2023, the Company made a cash payment of $27.4 million and issued $5.1 million SVS in satisfaction of the deferred consideration due to the sellers of Tryke on the first anniversary of closing. The Contingent consideration payable relates to Tryke achieving certain EBITDA targets and amounts related to indemnity claims. In January 2024, the Company issued 2,367,000 SVS to the sellers of Tryke upon expiration of the indemnification period, which expired 15 months after the closing date.
The Company incurred and expensed $0.1 million of transaction costs related to the acquisition of Tryke.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the acquisition had occurred as of January 1, 2022. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2022, or of the future consolidated operating results. For the Tryke acquisition, total unaudited pro forma revenue and net loss for the year ended December 31, 2022, was $77.0 million and $0.4 million, respectively.
Revenue and net loss from Tryke included in the Consolidated Statement of Operations for the year ended December 31, 2022, was $16.3 million and $2.8 million, respectively.
The Company has sought and is seeking a price adjustment of approximately $9.0 million in its favor in accordance with the price adjustment mechanism in the definitive purchase agreement between Tryke and the Company. The Company expects a court ruling on this matter to be delivered in the second quarter of 2024.
Contingent consideration
Contingent consideration recorded relates to the Company’s business combinations and asset acquisitions. As discussed in Note 2 — Basis of presentation and consolidation, contingent consideration payable is subject to significant judgment and estimates, such as projected future revenue. Refer to Note 26 — Fair value measurements and financial risk management for further discussion surrounding the inputs utilized in the fair value of contingent consideration.
The changes in the contingent consideration liability as of December 31, 2023 and 2022 are as follows:

	HMS(1)	MEOT	EMMAC(2)	Los Sueños	Sapphire	Four20	Tryke	Total
Carrying amount, December 31, 2021	$—	$44	$35,260	$2,690	$—	$—	$—	$37,994
Contingent consideration recognized on acquisition	—	—	—	—	2,071	4,406	9,225	15,702
Payments of contingent consideration	—	—	(8,744)	—	—	—	—	(8,744)
Revaluation of contingent consideration	1,854	—	(4,714)	(2,690)	2,038	—	(915)	(4,427)
Difference in exchange	—	—	(3,309)	—	(214)	284	—	(3,239)
Loss on contingent consideration not paid	—	(44)	(8,132)	—	—	—	—	(8,176)
Carrying amount, December 31, 2022	1,854	—	10,361	—	3,895	4,690	8,310	29,110
Payments of contingent consideration	(1,854)	—	(4,529)	—	(4,112)	(3,414)	—	(13,909)
Revaluation of contingent consideration	—	—	(1,729)	—	—	1,163	989	423
Difference in exchange	—	—	621	—	217	163	—	1,001
Carrying amount, December 31, 2023	—	—	4,724	—	—	2,602	9,299	16,625
Less: Current contingent consideration liability	—	—	—	—	—	(2,602)	(9,299)	(11,901)
Contingent consideration liability	$—	$—	$4,724	$—	$—	$—	$—	$4,724

(1) The Company completed its acquisition of the rights to the assets of HMS Health, LLC in May 2021.
(2) Curaleaf International completed its acquisition of EMMAC Life Sciences Limited (“EMMAC”) in April 2021.
The changes in the deferred consideration liability as of December 31, 2023 and 2022 are as follows:

	Deseret	Tryke	NRPC	Total
Carrying amount, December 31, 2021	$—	$—	$—	$—
Deferred consideration recognized on acquisition	—	58,365	2,000	60,365
Interest expense on deferred consideration	—	935	—	935
Carrying amount, December 31, 2022	—	59,300	2,000	61,300
Deferred consideration recognized on acquisition	12,553	—	—	12,553
Interest expense on deferred consideration	—	9,710	—	9,710
Change in fair value on deferred consideration paid	(2,637)	—	—	(2,637)
Payments of deferred consideration	(9,916)	(27,358)	—	(37,274)
Carrying amount, December 31, 2023	—	41,652	2,000	43,652
Less: Deferred consideration liability - current	—	22,342	—	22,342
Deferred consideration liability	$—	$19,310	$2,000	$21,310